GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2021	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 30, 2021
Indefinite-lived Intangible Assets [Line Items]
Goodwill acquired	$ 9,681,548	$ 6,479,218
Gross Amount			$ 6,453,750
Accumulated Amortization			(1,449,357)
Carrying Value-Amortized			5,004,393	$ 5,004,393
Indefinite-lived			14,290,670
Intangible Assets, Net (Excluding Goodwill), Total			12,841,313	7,494,667
Amortization expense			1,128,524	320,833
Goodwill			18,264,822	6,479,218
Stateside
Indefinite-lived Intangible Assets [Line Items]
Goodwill			493,791		$ 1,610,265	$ 2,104,056
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Gross Amount			6,453,750
Accumulated Amortization			(1,449,357)
Carrying Value-Amortized			5,004,393
Brand name
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived			7,836,920
Intangible Assets, Net (Excluding Goodwill), Total			7,836,920
Impairment loss of indefinite-lived intangible assets			$ 3,400,000	$ 784,500